UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
9/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (100.8%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (21.0%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36				$54,763	$63,237
6.00%, with due dates from 4/15/28 to 11/20/38				125,606	142,361
5.50%, 4/20/38				185,768	207,857
5.00%, TBA, 10/1/47				1,000,000	1,071,094
4.50%, with due dates from 9/20/44 to 9/20/45				1,037,299	1,114,638
4.50%, TBA, 10/1/47				1,000,000	1,066,094
4.00%, with due dates from 4/20/45 to 5/20/45				2,232,793	2,407,929
3.50%, with due dates from 1/20/45 to 6/20/45				6,067,184	6,342,988
3.00%, TBA, 10/1/47				1,000,000	1,013,984

					13,430,182
U.S. Government Agency Mortgage Obligations (79.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31				15,726	18,509
7.00%, with due dates from 11/1/26 to 4/1/32				160,971	185,514
5.50%, 12/1/33				22,266	24,812
4.50%, with due dates from 7/1/44 to 8/1/44				211,284	229,265
4.00%, with due dates from 12/1/44 to 9/1/45				1,432,043	1,518,431
3.50%, with due dates from 10/1/46 to 5/1/47				2,916,636	3,026,082
3.00%, 6/1/46				917,690	923,928

Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30				16,812	19,606
7.00%, with due dates from 12/1/28 to 12/1/35				414,156	478,095
6.50%, 9/1/36				7,893	9,087
6.00%, 1/1/38				137,096	155,684
5.50%, 1/1/38				576,801	642,521
5.00%, 2/1/39				15,542	17,081
4.50%, with due dates from 7/1/44 to 5/1/45				312,659	342,278
4.50%, TBA, 11/1/47				2,000,000	2,144,141
4.50%, TBA, 10/1/47				3,000,000	3,219,844
4.00%, with due dates from 3/1/46 to 7/1/56				1,346,944	1,429,369
4.00%, TBA, 11/1/47				1,000,000	1,051,172
4.00%, TBA, 10/1/47				2,000,000	2,105,469
3.50%, with due dates from 5/1/45 to 6/1/56				4,624,298	4,794,591
3.50%, TBA, 11/1/47				7,000,000	7,203,164
3.50%, TBA, 10/1/47				8,000,000	8,246,875
3.00%, with due dates from 5/1/45 to 1/1/47				4,404,978	4,434,419
3.00%, TBA, 11/1/47				3,000,000	3,004,688
3.00%, TBA, 10/1/47				3,000,000	3,009,375
2.50%, TBA, 10/1/47				3,000,000	2,903,672

					51,137,672

Total U.S. government and agency mortgage obligations (cost $64,815,344)					$64,567,854

U.S. TREASURY OBLIGATIONS (16.4%)(a)
				Principal amount	Value

U.S. Treasury Bonds
6.25%, 8/15/23				$990,000	$1,220,716
4.50%, 8/15/39(SEG)(SEGCCS)				7,201,000	9,312,918

Total U.S. treasury obligations (cost $9,748,061)					$10,533,634

MORTGAGE-BACKED SECURITIES (31.7%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (31.7%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.793%, 20.826%, 4/15/37				$32,629	$50,004
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.796%, 19.27%, 11/15/35				44,130	63,916
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 16.157%, 3/15/35				248,447	358,421
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.945%, 13.791%, 6/15/34				41,763	49,856
IFB Ser. 4136, Class ES, IO (-1 x 1 Month US LIBOR) + 6.25%, 5.016%, 11/15/42				392,619	53,189
IFB Ser. 4436, Class SC, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.916%, 2/15/45				1,423,153	250,905
Ser. 4122, Class TI, IO, 4.50%, 10/15/42				340,598	64,476
Ser. 4018, Class DI, IO, 4.50%, 7/15/41				483,174	67,521
Ser. 4546, Class PI, IO, 4.00%, 12/15/45				694,410	102,659
Ser. 4530, Class HI, IO, 4.00%, 11/15/45				483,016	72,030
Ser. 4500, Class GI, IO, 4.00%, 8/15/45				592,331	107,662
Ser. 4425, IO, 4.00%, 1/15/45				603,874	98,884
Ser. 4452, Class QI, IO, 4.00%, 11/15/44				480,627	96,111
Ser. 4116, Class MI, IO, 4.00%, 10/1/42				793,439	149,738
Ser. 4019, Class JI, IO, 4.00%, 5/15/41				621,694	85,990
Ser. 3996, Class IK, IO, 4.00%, 3/15/39				610,570	41,916
Ser. 4621, Class QI, IO, 3.50%, 10/15/46				1,007,186	161,029
Ser. 4165, Class AI, IO, 3.50%, 2/15/43				438,645	71,898
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42				711,095	93,253
Ser. 4199, Class CI, IO, 3.50%, 12/15/37				423,261	33,708
Ser. 304, Class C37, IO, 3.50%, 12/15/27				430,714	41,347
Ser. 4150, Class DI, IO, 3.00%, 1/15/43				549,996	69,093
Ser. 4141, Class PI, IO, 3.00%, 12/15/42				520,962	59,629
Ser. 4158, Class TI, IO, 3.00%, 12/15/42				1,243,580	127,131
Ser. 4165, Class TI, IO, 3.00%, 12/15/42				1,321,586	131,070
Ser. 4171, Class NI, IO, 3.00%, 6/15/42				789,426	80,395
Ser. 4183, Class MI, IO, 3.00%, 2/15/42				409,651	37,893
Ser. 4201, Class JI, IO, 3.00%, 12/15/41				628,571	53,152
Ser. 315, PO, zero %, 9/15/43				1,088,314	897,397
Ser. 3835, Class FO, PO, zero %, 4/15/41				735,704	637,838
Ser. 3391, PO, zero %, 4/15/37				7,933	6,779
Ser. 3300, PO, zero %, 2/15/37				3,635	3,155
Ser. 3326, Class WF, zero %, 10/15/35(WAC)				1,314	987

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 32.477%, 7/25/36				25,982	47,181
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.566%, 20.03%, 3/25/36				45,320	69,677
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 19.664%, 6/25/37				52,208	76,677
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US LIBOR) + 23.10%, 18.77%, 11/25/35				53,792	72,402
IFB Ser. 08-24, Class SP (-3.667 x 1 Month US LIBOR) + 23.283%, 18.747%, 2/25/38				220,345	297,570
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 16.538%, 8/25/35				36,915	47,933
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.124%, 16.288%, 12/25/35				59,052	86,302
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.394%, 14.177%, 11/25/34				19,717	23,953
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 10.426%, 5/25/40				107,536	123,770
IFB Ser. 11-123, Class KS, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.363%, 10/25/41				123,572	19,655
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42				1,009,448	170,832
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41				365,783	44,346
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27				734,563	85,727
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46				2,821,456	437,975
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43				808,884	112,496
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42				273,157	33,877
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42				705,178	129,951
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41				1,076,254	159,889
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43				442,399	46,839
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43				961,386	106,353
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43				401,145	42,558
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42				401,459	27,219
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42				469,856	36,356
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42				703,012	57,886
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41				537,520	51,889
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41				502,898	31,869
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41				724,327	47,009
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41				447,906	28,270
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40				640,238	67,603
FRB Ser. 03-W8, Class 3F2, 1 month US LIBOR + 0.35%, 1.587%, 5/25/42				4,692	4,718
FRB Ser. 07-95, Class A3, 1 Month US LIBOR + 0.25%, 1.487%, 8/27/36				1,868,618	1,804,468
Ser. 08-53, Class DO, PO, zero %, 7/25/38				45,960	41,941
Ser. 07-44, Class CO, PO, zero %, 5/25/37				14,888	12,372
Ser. 88-12, Class B, zero %, 2/25/18				2	2

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40				563,710	134,586
IFB Ser. 11-81, Class SB, IO (-1 x 1 Month US LIBOR) + 6.705%, 5.471%, 11/16/36				322,932	24,927
IFB Ser. 13-182, Class SP, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.464%, 12/20/43				480,086	89,454
IFB Ser. 11-156, Class SK, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.364%, 4/20/38				1,133,375	240,842
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44				1,102,043	231,649
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44				472,155	99,044
Ser. 14-76, IO, 5.00%, 5/20/44				600,515	116,374
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43				448,226	83,021
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43				259,844	54,694
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43				194,854	40,707
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40				31,561	2,356
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40				286,635	59,886
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				908,620	200,189
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39				713,515	150,031
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43				686,779	131,231
Ser. 12-129, IO, 4.50%, 11/16/42				534,286	121,822
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42				1,081,788	199,496
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40				277,543	35,301
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40				660,919	129,229
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40				395,175	77,940
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40				235,999	44,531
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40				192,274	36,585
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39				195,474	44,959
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39				809,691	168,326
Ser. 16-69, IO, 4.00%, 5/20/46				1,082,289	171,261
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45				681,835	130,483
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45				556,779	118,484
Ser. 15-40, IO, 4.00%, 3/20/45				360,756	75,171
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43				1,109,794	144,229
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43				218,297	37,514
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42				611,647	108,492
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42				272,144	46,649
Ser. 14-104, IO, 4.00%, 3/20/42				606,038	102,602
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39				324,212	30,361
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39				377,015	38,210
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39				450,746	33,081
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39				799,861	126,488
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46				823,963	104,949
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46				1,461,474	165,399
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46				915,270	137,895
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43				517,545	69,201
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43				727,297	103,758
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43				319,191	49,063
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42				284,199	43,386
Ser. 12-136, IO, 3.50%, 11/20/42				701,929	142,350
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41				343,481	45,815
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41				464,489	51,150
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41				266,377	18,176
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41				277,414	35,434
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40				818,741	108,360
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39				315,842	28,402
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39				570,735	32,817
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39				871,429	79,230
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37				793,767	96,751
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40				1,189,132	93,235
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40				363,681	29,827
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29				660,917	64,100
Ser. 16-H13, Class IK, IO, 2.592%, 6/20/66(WAC)				1,561,091	202,942
Ser. 15-H22, Class GI, IO, 2.576%, 9/20/65(WAC)				1,609,930	218,307
Ser. 17-H04, Class BI, IO, 2.417%, 2/20/67(WAC)				1,039,892	149,651
Ser. 16-H18, Class QI, IO, 2.376%, 6/20/66(WAC)				1,433,274	187,472
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65(WAC)				935,207	102,125
Ser. 17-H03, Class KI, IO, 2.341%, 1/20/67(WAC)				1,496,648	201,901
Ser. 16-H23, Class NI, IO, 2.337%, 10/20/66(WAC)				1,987,925	256,840
Ser. 17-H08, Class GI, IO, 2.316%, 2/20/67(WAC)				1,007,574	136,652
Ser. 16-H27, Class GI, IO, 2.28%, 12/20/66(WAC)				1,590,670	231,442
Ser. 16-H07, Class PI, IO, 2.254%, 3/20/66(WAC)				2,710,695	350,696
Ser. 17-H08, Class EI, IO, 2.247%, 2/20/67(WAC)				1,433,491	186,354
FRB Ser. 15-H16, Class XI, IO, 2.233%, 7/20/65(WAC)				939,907	106,022
Ser. 17-H08, Class NI, IO, 2.218%, 3/20/67(WAC)				1,076,450	135,525
Ser. 15-H20, Class CI, IO, 2.21%, 8/20/65(WAC)				1,585,918	187,579
Ser. 16-H24, Class JI, IO, 2.203%, 11/20/66(WAC)				620,211	77,914
Ser. 17-H06, Class MI, IO, 2.174%, 2/20/67(WAC)				1,737,762	227,994
Ser. 15-H13, Class AI, IO, 2.155%, 6/20/65(WAC)				1,422,074	145,763
Ser. 17-H14, Class JI, IO, 2.144%, 6/20/67(WAC)				548,798	73,059
Ser. 16-H17, Class DI, IO, 2.099%, 7/20/66(WAC)				1,549,043	184,336
Ser. 16-H24, IO, 2.097%, 9/20/66(WAC)				1,023,388	120,248
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)				3,121,214	325,777
Ser. 16-H06, Class HI, IO, 2.061%, 2/20/66				1,228,772	117,348
Ser. 15-H24, Class HI, IO, 2.029%, 9/20/65(WAC)				1,441,917	112,758
Ser. 15-H10, Class HI, IO, 2.027%, 4/20/65(WAC)				2,576,065	256,318
Ser. 16-H06, Class DI, IO, 1.929%, 7/20/65				1,517,530	141,130
Ser. 16-H03, Class AI, IO, 1.928%, 1/20/66(WAC)				1,743,863	177,656
Ser. 15-H25, Class BI, IO, 1.911%, 10/20/65(WAC)				1,123,800	118,561
Ser. 15-H22, Class AI, IO, 1.90%, 9/20/65(WAC)				1,700,181	177,669
Ser. 15-H23, Class TI, IO, 1.891%, 9/20/65(WAC)				1,177,447	120,453
Ser. 16-H06, Class AI, IO, 1.845%, 2/20/66				954,510	94,878
Ser. 17-H09, IO, 1.778%, 4/20/67(WAC)				968,326	110,389
Ser. 17-H10, Class MI, IO, 1.749%, 4/20/67(WAC)				1,163,989	121,870
Ser. 16-H10, Class AI, IO, 1.718%, 4/20/66(WAC)				1,479,063	121,727
Ser. 16-H04, Class KI, IO, 1.709%, 2/20/66(WAC)				1,881,336	155,210
Ser. 15-H04, Class AI, IO, 1.691%, 12/20/64(WAC)				1,289,704	120,910
Ser. 14-H25, Class BI, IO, 1.679%, 12/20/64(WAC)				1,218,151	105,857
Ser. 14-H21, Class AI, IO, 1.628%, 10/20/64(WAC)				1,633,344	150,268
Ser. 17-H16, Class HI, IO, 1.626%, 8/20/67(WAC)				898,090	82,512
Ser. 17-H06, Class EI, 1.574%, 2/20/67(WAC)				801,877	62,901
Ser. 16-H08, Class GI, IO, 1.431%, 4/20/66(WAC)				1,126,873	72,796
FRB Ser. 11-H07, Class FI, IO, 1.233%, 2/20/61(WAC)				4,922,638	199,367
Ser. 10-151, Class KO, PO, zero %, 6/16/37				38,616	32,903
Ser. 06-36, Class OD, PO, zero %, 7/16/36				2,239	1,891

					20,310,071

Total mortgage-backed securities (cost $20,255,914)					$20,310,071

PURCHASED SWAP OPTIONS OUTSTANDING (1.8%)(a)

Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date		Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		$19,444,000	$53,860

(2.2625)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		8,749,800	48,911

2.2625/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		8,749,800	45,499

1.9325/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		19,444,000	30,916

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49		May-19/2.518		855,500	68,149

(1.896)/3 month USD-LIBOR-BBA/Dec-22		Dec-17/1.896		2,496,000	22,514

(1.975)/3 month USD-LIBOR-BBA/Nov-22		Nov-17/1.975		3,888,800	22,399

(2.57)/3 month USD-LIBOR-BBA/Nov-22		Nov-17/2.57		3,888,800	20,727

2.1565/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.1565		9,814,000	18,058

2.57/3 month USD-LIBOR-BBA/Nov-22		Nov-17/2.57		3,888,800	15,711

1.9175/3 month USD-LIBOR-BBA/Mar-19		Mar-18/1.9175		11,667,000	13,067

1.975/3 month USD-LIBOR-BBA/Nov-22		Nov-17/1.975		3,888,800	11,083

2.135/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.135		9,814,000	10,697

1.6525/3 month USD-LIBOR-BBA/Dec-18		Dec-17/1.6525		11,666,400	6,067

1.896/3 month USD-LIBOR-BBA/Dec-22		Dec-17/1.896		2,496,000	4,892

1.541/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.541		15,555,200	2,022

1.905/3 month USD-LIBOR-BBA/Oct-27		Oct-17/1.905		6,542,000	654

2.023/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.023		5,833,200	467

Credit Suisse International

(2.09)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.09		5,896,000	112,673

(2.18)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.18		7,777,600	95,976

(2.34875)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.34875		11,792,000	43,630

(2.187)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.187		3,888,800	35,855

(2.41625)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.41625		15,555,200	30,333

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.25		5,833,200	46,724

(1.6775)/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.6775		9,333,120	24,453

2.27/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.27		1,866,600	23,426

2.485/3 month USD-LIBOR-BBA/Mar-48		Mar-18/2.485		777,800	22,751

(2.55)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.55		11,666,400	5,017

2.09275/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.09275		10,131,700	2,229

2.015/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.015		5,066,000	1,925

1.995/3 month USD-LIBOR-BBA/Oct-27		Oct-17/1.995		5,066,000	1,874

1.95/3 month USD-LIBOR-BBA/Nov-27		Nov-17/1.95		5,066,000	1,570

1.796/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.796		11,666,400	1,283

1.6775/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.6775		9,333,120	1,027

1.296/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.296		23,332,800	23

1.925/3 month USD-LIBOR-BBA/Oct-27		Oct-17/1.925		6,542,000	7

JPMorgan Chase Bank N.A.

(2.176)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.176		5,833,200	65,449

(1.919)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		19,444,000	55,221

(2.23)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.23		5,833,200	49,991

(2.25)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		8,749,800	49,436

2.25/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		8,749,800	44,974

1.919/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		19,444,000	29,944

(2.456)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.456		11,666,400	5,017

(2.53)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.53		11,666,400	3,967

1.585/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.585		11,666,000	2,917

(1.585)/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.585		11,666,000	1,046

(2.81025)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.81025		7,777,600	8

Total purchased swap options outstanding (cost $1,276,301)					$1,154,439

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)

Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Oct-17/$98.16	$1,000,000		$1,000,000	$13

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/100.91	4,000,000		4,000,000	8,148

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.52	2,000,000		2,000,000	18,844

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.42	2,000,000		2,000,000	17,714

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.33	2,000,000		2,000,000	16,628

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Nov-17/100.26	2,000,000		2,000,000	10,636

Total purchased options outstanding (cost $87,031)					$71,983

ASSET-BACKED SECURITIES (0.3%)(a)
				Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.137%, 2/25/49				$222,333	$222,333

Total asset-backed securities (cost $222,333)					$222,333

SHORT-TERM INVESTMENTS (6.6%)(a)
				Principal amount/shares	Value

Interest in $275,000,000 joint tri-party repurchase agreement dated 9/29/17 with HSBC Bank USA, National Association due 10/2/17 - maturity value of $4,134,362 for an effective yield of 1.050% (collateralized by various U.S. Treasury bills and a U.S. Treasury note with coupon rates ranging from 0.000% to 2.000% and due dates ranging from 10/5/17 to 5/31/24, valued at $280,501,662)				$4,134,000	$4,134,000

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)			Shares	110,000	110,000

Total short-term investments (cost $4,244,000)					$4,244,000

TOTAL INVESTMENTS

Total investments (cost $100,648,984)					$101,104,314

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	22	$3,632,750	$3,632,750	Dec-17	$(65,278)
U.S. Treasury Note 5 yr (Long)	17	1,997,500	1,997,500	Dec-17	(12,917)
U.S. Treasury Note 10 yr (Long)	66	8,270,625	8,270,625	Dec-17	(86,741)

Unrealized appreciation					—
Unrealized depreciation					(164,936)

Total					$(164,936)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/17 (premiums $1,397,031) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$8,749,800	$21,000
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	8,749,800	24,412
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	19,444,000	47,054
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	19,444,000	69,998

Citibank, N.A.
(1.755)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.755	15,555,200	933
(2.033)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.033	3,271,000	1,570
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	7,777,600	2,644
(2.00)/3 month USD-LIBOR-BBA/Dec-18	Dec-17/2.00	11,666,400	5,600
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	11,667,000	12,600
(2.227)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.227	4,907,000	14,770
2.313/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.313	5,833,200	19,366
(2.253)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.253	4,907,000	21,836
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	3,888,800	25,666
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	7,777,600	25,822
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	3,888,800	42,155
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	3,888,800	67,315

Credit Suisse International
(1.892)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.892	3,888,800	4
2.295/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.295	23,332,800	134,630
2.21/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.21	17,688,000	183,248

Goldman Sachs International
(2.03)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.03	3,271,000	33
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619	34,999,200	35
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	5,066,000	912
(1.495)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495	15,555,200	1,089
2.60/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.60	5,066,000	1,570
2.5525/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.5525	5,066,000	3,648
(2.18375)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.18375	5,065,900	5,421
1.495/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495	15,555,200	23,644
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	2,100,000	46,347
2.365/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.365	17,499,600	55,824

JPMorgan Chase Bank N.A.
1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993	3,889,000	39
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783	3,889,000	622
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	3,888,800	700
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	8,749,800	20,475
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	910,000	21,048
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	8,749,800	24,937
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	19,444,000	45,888
2.33925/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.33925	17,499,600	60,024
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	19,444,000	71,359
2.284/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.284	17,499,600	79,447

Total			$1,183,685

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $87,031) (Unaudited)

Counterparty	Expiration date/ strike price	Notional Amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Oct-17/$98.16	$1,000,000	$1,000,000	$13,606
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/100.26	2,000,000	2,000,000	8,842
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.34	4,000,000	4,000,000	4,392
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.78	4,000,000	4,000,000	2,208
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.96	2,000,000	2,000,000	12,764
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.86	2,000,000	2,000,000	11,896
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.77	2,000,000	2,000,000	11,074
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.40	2,000,000	2,000,000	8,234
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.30	2,000,000	2,000,000	7,616
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.21	2,000,000	2,000,000	7,038

Total				$87,670

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$1,166,600	$(125,176)	$1,423
2.214/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.214	9,814,000	(30,423)	1,276
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,944,400	(76,026)	(1,497)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	1,944,400	(38,888)	(3,344)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,166,600	(41,123)	(3,360)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,944,400	(76,026)	(5,230)
(2.398)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.398	9,814,000	(30,423)	(5,790)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	1,944,400	(38,888)	(8,983)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	(9,963)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,166,600	(41,123)	(22,515)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,166,600	105,402	47,294
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,166,600	105,402	16,601
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	1,944,400	74,762	15,808
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	1,944,400	74,762	6,455
2.306/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306	4,907,000	30,423	3,190
(2.306)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306	4,907,000	30,423	(2,601)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,166,600	(16,274)	70
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	1,944,400	(38,888)	(3,442)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	1,944,400	(38,888)	(8,905)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,166,600	(16,274)	(10,558)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	(1,769)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	(4,939)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	1,944,400	74,859	15,322
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	1,944,400	74,471	6,786
Goldman Sachs International

2.22/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.22	11,666,400	(36,166)	3,617
2.21/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.21	9,814,000	(14,067)	1,472
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	978
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(2,307)
(2.39)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.39	9,814,000	(14,067)	(3,729)
2.30/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30	4,907,000	19,628	2,012
2.554/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.554	5,833,200	1,167	(1,575)
(2.304)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.304	5,833,200	34,999	(3,675)
(2.30)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30	4,907,000	19,628	(3,729)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	3,103
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(39,874)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,166,600	110,769	55,577
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,166,600	110,769	5,094

Unrealized appreciation				186,078
Unrealized depreciation				(147,785)

Total				$38,293

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $23,870,273) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 10/1/47	$1,000,000	10/12/17	$1,003,203
Federal National Mortgage Association, 4.50%, 10/1/47	3,000,000	10/12/17	3,219,844
Federal National Mortgage Association, 4.00%, 10/1/47	2,000,000	10/12/17	2,105,469
Federal National Mortgage Association, 3.50%, 10/1/47	8,000,000	10/12/17	8,246,875
Federal National Mortgage Association, 3.00%, 10/1/47	3,000,000	10/12/17	3,009,375
Government National Mortgage Association, 4.00%, 10/1/47	1,000,000	10/23/17	1,052,969
Government National Mortgage Association, 3.50%, 10/1/47	5,000,000	10/23/17	5,198,047

Total			$23,835,782

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

	$3,888,800	$28,583		$(7,804)	10/3/27	2.201% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	$22,349
	3,888,800	11,394		(6,639)	10/3/27	2.2495% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	4,755
	3,888,800	14,583		(6,639)	10/3/27	2.2405% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	7,944
	29,627,600	5,718	(E)	(1,213)	12/20/19	1.80% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	4,505
	13,822,000	1,410	(E)	(7,247)	12/20/22	3 month USD-LIBOR-BBA - Quarterly	2.05% - Semiannually	(5,837)
	13,913,300	78,958	(E)	(67,588)	12/20/27	2.25% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	11,370
	247,800	2,237	(E)	(2,572)	12/20/47	2.50% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(335)
	1,587,000	1,701		(12)	10/2/27	2.2935% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(1,713)
	2,813,000	3,210	(E)	(23)	10/17/27	2.30% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(3,233)
	933,300	910	(E)	(8)	11/1/27	2.304% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(918)

Total				$(99,745)				$38,887

(E) Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$40,777	$41,706		$—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	$1,321
30,415	31,107		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	985

Barclays Bank PLC
217,146	216,707		—	1/12/40	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools - Monthly	(104)
38,545	39,264		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,067
44,699	44,561		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools - Monthly	(78)
20,348	20,191		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	95
295,651	294,737		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools - Monthly	(519)
2,039	2,025		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	10
67,344	67,392		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	167
9,048	9,029		—	1/12/40	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools - Monthly	(4)
309,804	311,765		—	1/12/39	(6.00%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools - Monthly	(2,623)
28,695	28,495		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	147
28,148	28,403		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(569)
50,467	51,617		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(1,634)
2,161	2,196		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	53
360,560	359,997		—	1/12/40	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	66
5,880,801	5,872,470		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	1,903
4,971,421	4,986,124		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(26,132)

Citibank, N.A.
67,060	66,965		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	22

Credit Suisse International
42,557	42,944		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(861)
34,924	35,720		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,131
35,436	36,128		—	1/12/44	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	996
4,616	4,691		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	114
24,768	25,564		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,030
18,071	18,652		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	751
17,085	17,608		—	1/12/45	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	674
79,840	81,938		—	1/12/44	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,833
59,246	60,596		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(1,919)

Goldman Sachs International
57,267	56,867		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	294
44,180	43,872		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	227
122,725	121,776		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	574
55,494	55,107		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	285
95,657	97,440		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,647
95,657	97,440		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,647
354,750	355,799		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(1,865)
133,270	133,664		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(701)
19,032	19,465		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	615
198	196		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	1
50,856	50,463		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	238
485,935	487,372		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	(6.50%) 1 month USD-LIBOR - Monthly	(2,554)
18,006	18,059		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(95)
48,030	48,172		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	(6.50%) 1 month USD-LIBOR - Monthly	(252)
12,513	12,426		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	64
62,760	62,322		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	323
63,921	65,113		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,769
70,795	72,115		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,959
86,153	85,487		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	403
75,549	76,957		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,091
54,461	54,955		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(1,101)
63,919	64,510		—	1/12/44	(3.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools - Monthly	(1,093)
58,191	59,516		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(1,885)

JPMorgan Chase Bank N.A.
56,991	58,290		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,846
4,797	4,907		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	155
54,416	54,910		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(1,100)

JPMorgan Securities LLC
42,132	43,239		—	1/12/44	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,495
440,124	448,327		—	1/12/42	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(12,179)
35,436	36,128		—	1/12/44	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(996)

Upfront premium received			—			Unrealized appreciation	30,998
Upfront premium (paid)			—			Unrealized depreciation	(58,264)

		Total	$—			Total	$(27,266)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$407,000	$1,904	$—	7/3/22	(1.9225%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	$1,904
	407,000	1,964	—	7/3/27	2.085% - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(1,964)
	466,000	2,947	—	7/5/22	(1.89%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	2,947
	466,000	3,888	—	7/5/27	2.05% - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(3,888)

Total			$—				$(1,001)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $64,068,247.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $200,043.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,017,101.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $27,102,466 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totalled $4,216,705, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $87,054 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$222,333	$—
Mortgage-backed securities	—	20,310,071	—
Purchased options outstanding	—	71,983	—
Purchased swap options outstanding	—	1,154,439	—
U.S. government and agency mortgage obligations	—	64,567,854	—
U.S. treasury obligations	—	10,533,634	—
Short-term investments	110,000	4,134,000	—

Totals by level	$110,000	$100,994,314	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(164,936)	$—	$—
Written options outstanding	—	(87,670)	—
Written swap options outstanding	—	(1,183,685)	—
Forward premium swap option contracts	—	38,293	—
TBA sale commitments	—	(23,835,782)	—
Interest rate swap contracts	—	138,632	—
Total return swap contracts	—	(28,267)	—

Totals by level	$(164,936)	$(24,958,479)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$1,592,802	$1,654,013

Total	$1,592,802	$1,654,013

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$10,400,000
Purchased swap option contracts (contract amount)		$286,800,000
Written TBA commitment option contracts (contract amount)		$17,600,000
Written swap option contracts (contract amount)		$279,100,000
Futures contracts (number of contracts)		100
Centrally cleared interest rate swap contracts (notional)		$56,400,000
OTC total return swap contracts (notional)		$17,400,000
Centrally cleared total return swap contracts (notional)		$520,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017